Parent Company Financial Statements (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME
Interest Income	$ 0			$ 0						$ 0	$ 0
Net Gains on Securities	467			76						1,080	94	1,667	3,024	0
Other Income	549			0						551	0
EXPENSE
Salaries and Employee Benefits	7,627			6,828						15,411	14,148	29,086	27,992	22,070
Professional Fees	525			587						1,186	1,192	2,247	2,056	2,285
Interest Expens	1,746			2,914						3,891	6,029	10,912	16,180	15,522
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES	9,761			8,668						18,084	16,798	34,724	27,975	19,028
Income Tax Benefit	3,229			2,701						5,743	5,229	10,669	7,726	5,623
NET INCOME	6,532	6,194	6,292	5,967	5,602	5,573	5,167	4,864	4,645	12,341	11,569	24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale	(9,654)			704						(11,890)	1,179	(124)	5,677	474
Change in Unrecognized Amounts in Pension, Net												47	(4)	13
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net	0									0		(21)	(38)	(176)
COMPREHENSIVE INCOME (LOSS)	(3,122)			6,671						451	12,748	23,863	25,892	13,690
Parent Company [Member]
INCOME
Interest Income												50	38	30
Net Gains on Securities												0	935	0
Other Income												70	71	76
TOTAL INTEREST INCOME												17,620	24,894	14,106
EXPENSE
Salaries and Employee Benefits												458	444	420
Professional Fees												352	379	842
Occupancy and Equipment Expense												7	8	8
Interest Expens												2,221	2,239	1,878
Other Expenses												359	357	281
Total Expenses												3,397	3,427	3,429
INCOME BEFORE INCOME TAXES AND EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES												14,223	21,467	10,677
Income Tax Benefit												1,338	1,364	1,178
INCOME BEFORE EQUITY IN UNDISTRIBUTED INCOME OF SUBSIDIARIES												15,561	22,831	11,855
Equity in Undistributed (Excess Distributed) Income of Subsidiaries												8,494	(2,582)	1,550
NET INCOME												24,055	20,249	13,405
Other Comprehensive Income (Loss):
Changes in Unrealized Gain (Loss) on Securities, Available-for-Sale												(124)	5,677	474
Change in Unrecognized Amounts in Pension, Net												(47)	4	(13)
Change in Unrecognized Loss on Postretirement Benefit Obligation, Net												(21)	(38)	(176)
COMPREHENSIVE INCOME (LOSS)												23,863	25,892	13,690
Bank [Member]
INCOME
Dividends from Subsidiaries												17,500	22,500	14,000
Non Bank [Member]
INCOME
Dividends from Subsidiaries												$ 0	$ 1,350	$ 0